Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended	8 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 08, 2014 Subsequent Event [Member]	Aug. 01, 2014 Subsequent Event [Member]	Jun. 18, 2014 Mr. Averill [Member]	Jun. 30, 2014 Mr. Averill [Member]	Sep. 16, 2014 Mr. Averill [Member] Subsequent Event [Member]	Dec. 31, 2014 Mr. Averill [Member] Subsequent Event [Member]	Jun. 30, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Jun. 30, 2014 Placement Agent Warrants [Member]	Dec. 31, 2013 Placement Agent Warrants [Member]	Jun. 30, 2014 Senior Notes [Member]	Dec. 31, 2013 Senior Notes [Member]	May 08, 2013 Senior Notes [Member]	Jun. 30, 2014 Senior Notes [Member] Subsequent Event [Member]	Jun. 30, 2014 Subordinated Notes [Member]	Dec. 31, 2013 Subordinated Notes [Member]	Jun. 30, 2014 Senior Warrants [Member]
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Senior Notes																			$ 9,000,000
Net Proceeds From Issuance Of Senior Note																	2,760,000	2,760,000
Placement Agent Fee																	240,000	240,000
Deferred Financing Fee																	494,500	494,500
Proceeds From Issuance Of Senior Note - Control Account																	6,000,000	6,000,000
Monthly Withdrawal From Control Accounts																	500,000	500,000
Total Withdrawals From Control Accounts																		2,000,000
Subordinated Convertible Note																					1,000,000	1,000,000
Debt Instrument, Interest Rate, Stated Percentage																	8.00%	8.00%			8.00%
Default Interest Rate Increase Per Year																	18.00%	18.00%
Debt Instrument, Convertible, Conversion Price	$ 4.815		$ 4.815		$ 5.40													$ 13.20		$ 13.20	$ 13.20	$ 13.20
Percentage Of Holdings													4.99%				4.99%
Percentage Of Holdings Adjustment													9.99%				9.99%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					345,623			587,558													38,403	38,403	345,623
Class Of Warrant Or Right Expiry Period																							5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 15.10																$ 15.10	$ 15.10	$ 15.10
Fair Value Assumptions, Expected Term															5 years		10 months 24 days				5 years		5 years
Fair Value Assumptions, Expected Volatility Rate															80.00%	60.00%	60.00%	80.00%			80.00%	80.00%	0.80%
Fair Value Assumptions, Risk Free Interest Rate															0.75%	0.75%	0.10%	0.75%			0.75%	0.75%	0.75%
Fair Value Assumptions, Expected Dividend Rate															0.00%		0.00%	0.00%			0.00%	0.00%
Gains (Losses) on Extinguishment of Debt, Total	(358,189)	(195,500)	(1,192,189)	(195,500)	(1,957,689)	0												(1,957,689)
Warrants Issued			48,442				3,070								51,512		18,182	18,182			304,000	304,000	18,182
Fair Value Of Warrants															144,000			144,000
Proceeds from Issuance of Subordinated Notes																					1,000,000	1,000,000
Debt Discount																					263,000	263,000
Decrease In Convertible Debt Liability																		525,000
Debt Instrument Default Redemption Price, Percentage																	125.00%	125.00%
Accelerated Note Conversions																		212,500
Debt Instrument, Periodic Payment, Principal																	9,000,000	5,750,000
Debt Instrument, Periodic Payment, Interest																	1,700,147	1,180,870
Maximum Indebtedness Issued By Government	1,000,000		1,000,000
Debt Instrument, Fair Value Disclosure	4,400,000		4,400,000														2,900,000						1,500,000
Adjustment to fair value	805,299		805,299										1,614,056	2,419,567
Debt Conversion, Converted Instrument, Shares Issued			2,156,517
Proceeds from Issuance of Senior Long-term Debt			9,000,000
Extinguishment of Debt, Amount			3,283,528
Debt Instrument, Convertible, Beneficial Conversion Feature	0	1,391,847	32	1,391,847	1,511,968	0															246,000
Subordinated Debt										735,000
Subordinated Liabilities, Period Increase (Decrease)									801,049
Debt Instrument, Interest Rate, Increase (Decrease)										9.00%	1.00%
Long-term Debt, Gross												10,000,000
Legal Fees										$ 25,000